Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 1, 2012
Registrant Name	dei_EntityRegistrantName	SUNAMERICA SERIES, INC.
Central Index Key	dei_EntityCentralIndexKey	0001020861
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 1, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 1, 2012
Prospectus Date	rr_ProspectusDate	Feb 28, 2012

Focused Multi-Asset Strategy Portfolio (Prospectus Summary): | Focused Multi-Asset Strategy Portfolio
Focused Multi-Asset Strategy Portfolio

SUNAMERICA SERIES, INC. (“SunAmerica Series”)

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

Focused Multi-Asset Strategy Portfolio

Supplement dated June 1, 2012

to the Portfolio’s prospectus dated February 28, 2012,

as supplemented and amended to date (the “Prospectus”)

The Board of Directors of SunAmerica Series approved amendments to the principal investment techniques of the Focused Multi-Asset Strategy Portfolio (the “Portfolio”) to modify the projected asset allocations for the Portfolio. Accordingly, effective June 1, 2012, the Prospectus is hereby amended as set forth below.

On page 14 of the Prospectus, under the heading “Principal Investment Strategies and Techniques of the Portfolio,” the chart and the sentence immediately preceding the chart is hereby deleted and replaced with the following:

“The following chart reflects the projected asset allocations under normal market conditions for the Portfolio (as invested through the Underlying Funds). In connection with these allocations, the Adviser will generally allocate approximately 10% of the Portfolio among ten different asset classes – i.e., six “domestic equity” asset classes, as further described below, and approximately 10% each in the foreign equity, fixed income, alternative strategies and global strategies asset classes. The asset classes within the “Domestic Equity Securities” category are expected to include allocations among large-cap, multi-cap and small-cap equity funds with various investment styles (i.e., funds that follow a growth, value or blended investment philosophy).”

Domestic Equity Securities	60%
Foreign Equity Securities	10%
Fixed Income Securities	10%
Alternative Strategies	10%
Global Strategies	10%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Focused Multi-Asset Strategy Portfolio (Prospectus Summary): | Focused Multi-Asset Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focused Multi-Asset Strategy Portfolio
Supplement Text	ck0001020861_SupplementTextBlock

SUNAMERICA SERIES, INC. (“SunAmerica Series”)

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

Focused Multi-Asset Strategy Portfolio

Supplement dated June 1, 2012

to the Portfolio’s prospectus dated February 28, 2012,

as supplemented and amended to date (the “Prospectus”)

The Board of Directors of SunAmerica Series approved amendments to the principal investment techniques of the Focused Multi-Asset Strategy Portfolio (the “Portfolio”) to modify the projected asset allocations for the Portfolio. Accordingly, effective June 1, 2012, the Prospectus is hereby amended as set forth below.

Investment Strategy, Heading	rr_StrategyHeading	On page 14 of the Prospectus, under the heading “Principal Investment Strategies and Techniques of the Portfolio,” the chart and the sentence immediately preceding the chart is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

“The following chart reflects the projected asset allocations under normal market conditions for the Portfolio (as invested through the Underlying Funds). In connection with these allocations, the Adviser will generally allocate approximately 10% of the Portfolio among ten different asset classes – i.e., six “domestic equity” asset classes, as further described below, and approximately 10% each in the foreign equity, fixed income, alternative strategies and global strategies asset classes. The asset classes within the “Domestic Equity Securities” category are expected to include allocations among large-cap, multi-cap and small-cap equity funds with various investment styles (i.e., funds that follow a growth, value or blended investment philosophy).”

Domestic Equity Securities	60%
Foreign Equity Securities	10%
Fixed Income Securities	10%
Alternative Strategies	10%
Global Strategies	10%

Supplement Closing	ck0001020861_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
Focused Multi-Asset Strategy Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FASAX
Focused Multi-Asset Strategy Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMABX
Focused Multi-Asset Strategy Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMATX